COMMON STOCK OPTIONS AND WARRANTS (Schedule of Fair Value Assumptions) (Details) - Employee Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		2.59%
Dividend yield
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.40%
Expected term in years	2 years 9 months 3 days	2 years 6 months
Volatility of common stock	117.18%	197.13%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.44%
Expected term in years	3 years 2 months 30 days	2 years 9 months 3 days
Volatility of common stock	151.43%	207.27%